Trade and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and Other receivables.
Trade receivables	€ 2,609	€ 2,758
R&D incentive receivable (Australia)	964	723
VAT receivable	696	850
Current tax receivable	801	808
Foreign currency swaps	29	343
Other	395	488
Total trade and other receivables	€ 5,494	€ 5,970